RELATED PARTY TRANSACTIONS - Seatankers, Capesize Chartering, and United Freight Carriers Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2016 joint_venture_partner	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2016 vessel	Mar. 31, 2015	Feb. 28, 2015
Related Party Transaction [Line Items]
Number of vessels in revenue sharing agreements | vessel					65
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage	20.00%	25.00%	25.00%		20.00%	20.00%	20.00%
Number of joint venture partners | joint_venture_partner	4
Number of vessels in revenue sharing agreements | vessel					21
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Ownership percentage		50.00%	50.00%	50.00%
Dry Bulk Carriers [Member] | Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management | $		20	21
Commercial management fee revenue per day for managing vessels | $		$ 125	$ 125	$ 125